                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                                   LEGG MASON
                                     INCOME
                                  TRUST, INC.

                          U.S. GOVERNMENT INTERMEDIATE
                                INVESTMENT GRADE
                                   HIGH YIELD
                                NAVIGATOR CLASS

                               [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Navigator Classes of the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio.

  The following table summarizes key statistics for the Navigator Class of each portfolio, as of December 31, 2000:

                                                                         Net Asset Value
                                           SEC Yield(1)   Average Life      Per Share
                                           ------------   ------------   ---------------
Government Intermediate                         6.12%      5.34 years        $10.27
Investment Grade                                6.94%     12.49 years        $ 9.97
High Yield                                     10.50%      6.65 years        $10.18

  In calendar 2000, total returns for the Navigator Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +10.64%, +9.63%, and -15.99%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 2, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                             Sincerely,

                                             /s/ JOHN F. CURLEY, JR.
                                             John F. Curley, Jr.
                                             Chairman

January 29, 2001

---------------

(1) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 2000.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

Market Overview

     The year 2000 was another turbulent one for the bond market, but in the end it was rewarding as investment grade bonds enjoyed their best year since 1995 and roundly outpaced the dismal performance of the equity market. The first half of the year was dominated by fears that the economy was growing too fast, while the second half bore witness to a steady deceleration of economic activity. Although short-term rates gyrated wildly in the first half, long-term rates generally declined throughout the year. When the dust had finally settled, all yields were lower, but credit spreads were generally wider.

     The market's initial preoccupation with the prospect of further Fed tightening gradually evolved into expectations of significant Fed ease by the end of the year. Short-term interest rates plummeted in the second half, falling about one and a half percentage points, while intermediate- and long-term rates fell between one-half and one percentage point on the improving outlook for inflation. The yield curve flipped from being inverted to a more normal shape in the process. Expectations of Treasury buybacks initially contributed to the inversion of the long end of the curve, but the scarcity value faded as the economy slowed, and this contributed to the steepening of the long end toward the end of the year.

     As the year progressed, the market experienced a return to more normal patterns of behavior, in contrast to prior years. The slowing economy raised concerns over credit quality, and credit spreads widened in inverse proportion to credit quality, with lower quality spreads reaching historically wide levels. Falling interest rates increased mortgage prepayment risk, but mortgage spreads widened only marginally, thanks to the steepening of the yield curve. The swap curve, meanwhile, gained new stature as a hedging vehicle. Swap and agency spreads narrowed significantly toward the end of the year as the yield curve normalized and investors sought to hedge their prepayment and credit exposure with swaps and agency debentures. Real yields on U.S. Treasury Inflation-Protected Securities ("TIPS") also fell significantly, but by less than the decline in nominal yields, reflecting reduced inflation expectations.

U.S. Government Intermediate and Investment Grade Portfolios

     Both portfolios maintained a long duration exposure throughout the period, and this strategy was rewarded as interest rates fell. While the portfolios were positioned for a flattening of the yield curve early in the period, strategies shifted to anticipate a steepening of the curve in the second half. Both of these moves enhanced portfolio performance. A moderate exposure to TIPS throughout the period was rewarded as real yields fell. However, the benefit of lower rates was outweighed by the dramatic widening in credit spreads, which negatively impacted the portfolios' overweighting to credit sectors. Despite this, performance modestly outperformed that of benchmark returns.

     Government Intermediate produced a total return of +10.64% for the period versus the Salomon Bros. Medium Term Treasury/Government Sponsored Index return of +10.48%. Investment Grade generated a total return of +9.63% versus the Salomon Bros. Broad Investment Grade Index return of +11.59% and the Lehman U.S. Credit Index return of +9.39%.

High Yield Portfolio

     High yield bonds had a difficult year in 2000 due to a number of factors that resulted in one of the worst historical annual returns for the asset class. Performance for the first half of the year was disappointing due to High Yield's strong correlation with the NASDAQ Composite Index. Most of the negative performance, however, occurred during the second half of the year as fears of rapidly rising default rates, caused by the slowing economy, and a severe lack of liquidity caused high yield spreads to widen to levels not seen since 1991. The worst performing sectors included telecommunications, cable/media and automotive, in all three of which the Fund has been moderately overweight during 2000. In contrast to historic experience, the Fund's above-average exposure to the more liquid, large-cap segment of the high yield market also had a negative impact on performance, as these securities underperformed the overall index significantly due to selling pressure experienced throughout the year. Performance was enhanced by exposure to the consumer cyclical sector, which includes gaming, homebuilding, and the lodging segments of the market.

     The Fund had a total return of -15.99% for the year compared to the Lehman High Yield Index's return of -5.86%.

Market Commentary and Outlook

     Since the current economic slowdown has its roots in tight monetary policy, soaring energy prices and high tax burdens, we believe that the impending reversal of these factors is good news for fixed income markets in general. Market expectations of Fed easing have already resulted in declining mortgage and corporate bond yields, and these are already working to cushion the economy's downside risk. The Fed should not have difficulty relaxing monetary policy further, since core inflation has never been so low at the onset of a monetary-induced economic slowdown. This is already reflected to a significant degree in the steepening of the yield curve, an excellent sign that monetary policy has ceased to become an obstacle to growth. Meanwhile, oil prices have dropped substantially from their peak, and the Bush administration appears determined to deliver tax relief on several fronts. The presence of strong underlying fundamentals such as low inflation, a strong dollar and technology-led productivity should continue to transform the economic landscape for the better, again reducing the risk of recession.

     Although there are many issues yet to be resolved - primarily the timing and eventual extent of monetary ease and tax cuts - we expect that in the end, the persistence of low inflation and strong underlying productivity gains will result in a healthy, though less-robust economy going forward. This suggests the possibility of further, albeit modest, reductions in interest rates beyond what is already priced into the market, and it also suggests that non-Treasury sectors are quite attractive at current distressed spread levels. Nevertheless, we remain somewhat cautious in our overweighting to corporate debt given that the risks of a hard landing are not insignificant. Our mortgage exposure will likely remain somewhat overweight, with attractive spread levels and low volatility offsetting the difficulties mortgages could face in a lower yield environment. We plan to continue holding an exposure to TIPS since they offer attractive real yields and are an excellent hedge to our long duration exposure. Further, they should continue to perform well in an environment of lower nominal yields.

                                                Western Asset Management Company
January 26, 2001

Performance Information
Legg Mason Income Trust, Inc.

Performance Comparison of a $50,000 Investment as of December 31, 2000

  The returns shown on these pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $50,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

U.S. Government Intermediate-Term Portfolio -- Navigator Class

[classic valuation chart]

---------------------------------------------------------------
                        Cumulative              Average Annual
                       Total Return              Total Return
---------------------------------------------------------------
One Year                 +10.64%                    +10.64%
Five Years               +33.93                      +6.02
Life of Class+           +54.05                      +7.36
---------------------------------------------------------------
+ Inception Date -- December 1, 1994
---------------------------------------------------------------

                                                                                                   SALOMON BROTHERS MEDIUM-TERM
                                                             U.S. GOVERNMENT INTERMEDIATE-TERM    TREASURY/GOVERNMENT-SPONSORED
                                                                         PORTFOLIO                           INDEX(1)
                                                             ---------------------------------    -----------------------------
12/1/94                                                                  50000.00                            50000.00
12/31/94                                                                 50251.00                            50183.00
                                                                         52270.00                            52270.00
                                                                         54831.00                            54706.00
                                                                         55798.00                            55527.00
12/31/95                                                                 57512.00                            57402.00
                                                                         57156.00                            57030.00
                                                                         57633.00                            57397.00
                                                                         58602.00                            58384.00
12/31/96                                                                 60439.00                            59738.00
                                                                         60390.00                            59758.00
                                                                         62041.00                            61397.00
                                                                         63559.00                            62979.00
12/31/97                                                                 64940.00                            64391.00
                                                                         65900.00                            65392.00
                                                                         67224.00                            66591.00
                                                                         69468.00                            69666.00
12/31/98                                                                 69589.00                            69867.00
                                                                         69395.00                            69691.00
                                                                         68697.00                            69514.00
                                                                         69426.00                            70242.00
12/31/99                                                                 69615.00                            70211.00
                                                                         71342.00                            71304.00
                                                                         72542.00                            73117.00
                                                                         74500.00                            75142.00
12/31/00                                                                 77024.00                            77570.00

(1) The Salomon Brothers Medium-Treasury/Government-Sponsored Index is an all-inclusive universe of institutionally traded U.S. Treasury and government-sponsored securities. The Index is market-capitalization weighted and includes fixed-rate bonds with maturities between 1 and 10 years. Index returns are for the period beginning November 30, 1994.

Investment Grade Income Portfolio -- Navigator Class

[classic valuation chart]

---------------------------------------------------------------
                        Cumulative              Average Annual
                       Total Return              Total Return
---------------------------------------------------------------
One Year                  +9.63%                     +9.63%
Five Years               +36.78                      +6.46
Life of Class+           +38.72                      +6.71
---------------------------------------------------------------
+ Inception Date -- December 1, 1995
---------------------------------------------------------------

                                                                                               SALOMON BROTHERS BROAD INVESTMENT-
                                                           INVESTMENT GRADE INCOME PORTFOLIO          GRADE BOND INDEX(2)
                                                           ---------------------------------   ----------------------------------
12/1/95                                                                50000.00                             50000.00
12/31/95                                                               50711.00                             50691.00
                                                                       49996.00                             49805.00
                                                                       50211.00                             50049.00
                                                                       51347.00                             50985.00
12/31/96                                                               53188.00                             52525.00
                                                                       53009.00                             52253.00
                                                                       55226.00                             54136.00
                                                                       57335.00                             55936.00
12/31/97                                                               59012.00                             57587.00
                                                                       59980.00                             58515.00
                                                                       61110.00                             59868.00
                                                                       62590.00                             62350.00
12/31/98                                                               63481.00                             62605.00
                                                                       62691.00                             62316.00
                                                                       62183.00                             61738.00
                                                                       62727.00                             62183.00
12/31/99                                                               63270.00                             62084.00
                                                                       64737.00                             63255.00
                                                                       65046.00                             65109.00
                                                                       67071.00                             66910.00
12/31/00                                                               69361.00                             69281.00

(2) The Salomon Brothers Broad Investment Grade Bond Index is a market-weighted index that contains approximately 4,700 individually priced investment grade bonds rated BBB or better. The Index includes U.S. Treasury/agency issues, mortgage pass-through securities and corporate issues. Index returns are for the period beginning November 30, 1995.

High Yield Portfolio -- Navigator Class
[classic valuation chart]

---------------------------------------------------------------
                        Cumulative              Average Annual
                       Total Return              Total Return
---------------------------------------------------------------
One Year                 -15.99%                     -15.99%
Life of Class+           -14.74                       -5.82
---------------------------------------------------------------
* Reflects total return for a Navigator share held from the
  beginning of each period shown through January 28, 1999,
  converted to a Primary share for the period January 29
  through March 7, 1999, and reconverted to a Navigator share for the period March 8 through December 31, 2000
---------------------------------------------------------------
+ Inception Date -- May 5, 1998
---------------------------------------------------------------

                                                                    HIGH YIELD PORTFOLIO           LEHMAN HIGH YIELD INDEX (3)
                                                                    --------------------           ---------------------------
5/5/98                                                                     50000                              50000
                                                                           51321                              50355
                                                                           46509                              48065
12/31/98                                                                   46418                              49085
                                                                           51763                              49995
                                                                           50539                              50165
                                                                           47059                              49450
12/31/99                                                                   50742                              50260
                                                                           49733                              49085
                                                                           49236                              49650
                                                                           47482                              49930
12/31/00                                                                   42639                              47315

(3) The Lehman Brothers High Yield Index is comprised of approximately 760 publicly traded below-investment-grade U.S. corporate bonds. Index returns are for the period beginning April 30, 1998.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2000
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                 Rate        Maturity Date         Par            Value
---------------------------------------------------------------------------------------------------------
Long-Term Investments -- 71.8%
U.S. Government and Agency Obligations -- 9.3%
  Fixed-Rate Securities -- 9.3%
  Freddie Mac                                    5.750%         3/15/09          $    420        $    414
  Freddie Mac                                    6.875%         9/15/10            12,650          13,470
  United States Treasury Bonds                   8.000%        11/15/21             3,560           4,607
  United States Treasury Bonds                   6.250%         5/15/30             2,000           2,231
  United States Treasury Notes                   5.750%        11/15/05             4,000           4,134
  United States Treasury Notes                   6.500%         2/15/10             1,010           1,105
                                                                                                 --------
                                                                                                   25,961
                                                                                                 --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $24,548)                                                                     25,961
---------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 46.5%
  Fixed-Rate Securities -- 46.5%
  Fannie Mae                                     8.500%    6/1/10 to 8/1/11         1,005           1,021
  Fannie Mae                                     6.500%    11/1/10 to 8/1/29       33,818          33,527
  Fannie Mae                                    12.500%    11/1/12 to 4/1/18        1,001           1,110
  Fannie Mae                                     7.000%    1/1/13 to 6/1/29        22,781          22,867
  Fannie Mae                                     9.500%         7/1/14                387             404
  Fannie Mae                                    11.000%         12/1/15               324             356
  Fannie Mae                                     9.000%         11/1/21               884             922
  Fannie Mae                                     6.000%    11/1/27 to 4/1/29        3,163           3,063
  Fannie Mae                                     7.500%         4/1/30             14,561          14,775
  Fannie Mae                                     5.500%         1/1/31                 92              89(E)
  Fannie Mae                                     8.000%         1/1/31              2,000           2,049(E)
  Freddie Mac                                    9.000%    2/1/02 to 1/1/21         1,185           1,238
  Freddie Mac                                    8.250%         2/1/08                129             132
  Freddie Mac                                    8.500%    12/1/08 to 6/1/21          827             851
  Freddie Mac                                    9.750%   11/1/09 to 11/1/14          201             208
  Freddie Mac                                    6.500%         4/1/29             29,725          29,334
  Freddie Mac                                    7.000%         1/1/31              3,300           3,307(E)
  Freddie Mac                                    8.000%         1/1/31                100             103(E)
  Government National Mortgage Association       9.000%   7/15/04 to 9/15/22        1,927           1,989
  Government National Mortgage Association       6.000%   5/15/14 to 3/15/29        8,284           8,051
  Government National Mortgage Association       6.500%   7/15/28 to 3/15/29        4,523           4,473
                                                                                                 --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $128,443)                                                        129,869
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 2.6%
  Auto Parts and Equipment -- 1.0%
  TRW Inc.                                       6.894%         3/25/02             3,000           3,000(C)
                                                                                                 --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                 Rate        Maturity Date         Par            Value
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Banking and Finance -- 0.7%
  Chase Manhattan Corporation                    7.384%         8/1/28           $    440        $    408(C)
  Wells Fargo Bank NA                            7.259%         5/2/05              1,500           1,498(C)
                                                                                                 --------
                                                                                                    1,906
                                                                                                 --------
  Environmental Services -- 0.7%
  Waste Management, Inc.                         7.000%        10/15/06             1,950           1,893
                                                                                                 --------
  Telecommunications -- 0.2%
  Motorola, Inc.                                 7.625%        11/15/10               510             525
                                                                                                 --------
Total Corporate Bonds and Notes
  (Identified Cost -- $7,070)                                                                       7,324
---------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 4.4%
  Fixed-Rate Securities -- 3.9%
  Blackrock Capital Finance L.P.                 7.220%        11/25/28             2,515           2,522
  Fifth Third Mortgage Loan Trust                6.500%        10/25/30             5,000           5,008
  Green Tree Financial Corporation               6.270%         7/1/21              2,600           2,525
  Green Tree Home Improvement Loan Trust         6.320%         8/15/08               939             937
                                                                                                 --------
                                                                                                   10,992
                                                                                                 --------
  Indexed Securities -- 0.1%
  SLM Student Loan Trust 1998-2                  6.918%         4/25/07               355             355(C)
                                                                                                 --------
  Variable-Rate Securities -- 0.4%
  Long Beach Asset Holdings Corp NIM
    Trust 2000-2                                 8.250%         9/21/07               989             993(F)
                                                                                                 --------
Total Asset-Backed Securities
  (Identified Cost -- $12,060)                                                                     12,340
---------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 1.2%
  Fixed-Rate Securities -- 1.2%
  Criimi Mae Commercial Mortgage Trust           7.000%         3/2/11              1,600           1,537(B)
  J.P. Morgan Commercial Mortgage Finance
    Corporation                                  7.400%         7/15/31             1,600           1,692
                                                                                                 --------
Total Mortgage-Backed Securities
  (Identified Cost -- $3,073)                                                                       3,229
---------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 7.3%
  Banking and Finance -- 3.1%
  Petrozuata Finance, Inc.                       7.630%         4/1/09              3,910           3,518(B)
  Petrozuata Finance, Inc.                       8.220%         4/1/17              5,170           3,942(B)
  The Bank of Tokyo-Mitsubishi, Ltd.             8.400%         4/15/10             1,220           1,299
                                                                                                 --------
                                                                                                    8,759
                                                                                                 --------

                                                 Rate        Maturity Date      Par/Shares        Value
---------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Foreign Governments -- 4.2%
  Argentine Republic                             0.000%        10/15/03          $  4,910        $  3,707(D)
  Argentine Republic                             0.000%        10/15/04             1,940           1,266(D)
  Republic of Poland                             6.000%        10/27/14             2,086           2,000
  Republic of Poland                             6.000%        10/27/14             1,250           1,199
  United Mexican States                         11.500%         5/15/26             2,960           3,604
                                                                                                 --------
                                                                                                   11,776
                                                                                                 --------
Total Yankee Bonds (Identified Cost -- $20,632)                                                    20,535
---------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.5%
  Home Ownership Funding Corporation            13.331%                                 1shs          381(B,G)
  Home Ownership Funding Corporation II         13.338%                                 1           1,068(B,G)
                                                                                                 --------
Total Preferred Stocks (Identified Cost -- $1,537)                                                  1,449
                                                                                                 --------
Total Long-Term Investments (Identified Cost -- $197,363)                                         200,707
---------------------------------------------------------------------------------------------------------
Short-Term Investments -- 31.5%
Corporate Bonds and Notes -- 0.4%
  Enron Corp.                                    7.028%         9/10/01          $  1,000           1,001(B,C)
                                                                                                 --------
U.S. Government and Agency Obligations -- 0.5%
  Fannie Mae                                     0.000%         2/8/01              1,000             993(D,H)
  Federal Home Loan Bank                         0.000%         2/8/01                400             398(D)
                                                                                                 --------
                                                                                                    1,391
                                                                                                 --------
U.S. Government Agency Mortgage-Backed Securities -- N.M
  Freddie Mac                                    8.750%         2/1/01                 68              68
  Freddie Mac                                    8.750%         8/1/01                 32              33
  Freddie Mac                                    8.750%         10/1/01                15              16
                                                                                                 --------
                                                                                                      117
                                                                                                 --------
Yankee Bonds(A) -- 0.4%
  Foreign Governments -- 0.4%
  Argentine Republic                             0.000%        10/15/01             1,230           1,159(D)
                                                                                                 --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                                                   Par            Value
---------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 30.2%
  J. P. Morgan Chase & Co.
    6.40%, dated 12/29/00, to be repurchased
    at $24,380 on 1/2/01 (Collateral: $24,068
    Fannie Mae notes, 6.85%, due 7/13/01,
    value $24,987)                                                               $ 24,363        $ 24,363
  Merrill Lynch Government Securities, Inc.
    6.45%, dated 12/29/00, to be repurchased
    at $60,043 on 1/02/01 (Collateral: $50,000
    Fannie Mae discount notes, 6.45%, due
    5/3/01, value $49,047, and $12,450 Fannie
    Mae discount notes, 6.45%, due 5/3/01,
    value $12,219)                                                                 60,000          60,000
                                                                                                 --------
                                                                                                   84,363
                                                                                                 --------
Total Short-Term Investments (Identified Cost -- $88,017)                                          88,031
---------------------------------------------------------------------------------------------------------

Total Investments -- 103.3% (Identified Cost -- $285,380)                                        $288,738
Other Assets Less Liabilities -- (3.3)%                                                            (9,347)
                                                                                                 --------
NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to:
  26,568 Primary Class shares outstanding                                        $285,564
    655 Navigator Class shares outstanding                                          6,708
Accumulated net realized gain/(loss) on investments, options
  and futures                                                                     (15,898)
Unrealized appreciation/(depreciation) of investments,
  options and futures                                                               3,017
                                                                                 --------
NET ASSETS -- 100.0%                                                                             $279,391
                                                                                                 ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                                                    $10.26
                                                                                                 ========
  NAVIGATOR CLASS                                                                                  $10.27
                                                                                                 ========
---------------------------------------------------------------------------------------

                                                              Expiration        Actual          Appreciation/
                                                                 Date          Contracts       (Depreciation)
--------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased(I)
U.S. Treasury Bond Futures                                    March 01               7              $  17
U.S. Treasury Note Futures                                    March 01              60                 37
U.S. Treasury Note Futures                                    March 01             343                179
                                                                                                    -----
                                                                                                    $ 233
                                                                                                    -----

Futures Contracts Written(I)
U.S. Treasury Note Futures                                    March 01             513              $(574)
--------------------------------------------------------------------------------------------------------------


(A)         Yankee Bond -- A dollar-denominated bond issued in the U.S.
            by foreign entities.

(B)         Rule 144a Security -- A security purchased pursuant to Rule
            144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.1% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate
            (LIBOR), Consumer Price Index (CPI), or the One-Year
            Treasury Constant Maturity Rate.

(D) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) The coupon rates shown on variable-rate securities are the rates at December 31, 2000. These rates vary with the weighted average coupon of the underlying loans.

(G) Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H)         Collateral to cover futures contracts.

(I) Options and futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2000
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Long-Term Investments -- 94.4%

Corporate Bonds and Notes -- 31.8%
  Aerospace/Defense -- 1.4%
  Raytheon Company                              6.400%         12/15/18          $ 3,000         $  2,660
                                                                                                 --------
  Auto Parts and Equipment -- 0.5%
  American Axle & Manufacturing Holdings,
    Inc.                                        9.750%          3/1/09                70               59
  J. L. French Automotive Casting              11.500%          6/1/09               100               55
  Lear Corporation                              7.960%         5/15/05               270              255
  Visteon Corporation                           8.250%          8/1/10               740              720
                                                                                                 --------
                                                                                                    1,089
                                                                                                 --------
  Automotive -- 0.9%
  Ford Motor Company                            7.450%         7/16/31             1,000              925
  Ford Motor Company                            7.700%         5/15/97             1,000              939
                                                                                                 --------
                                                                                                    1,864
                                                                                                 --------
  Banking and Finance -- 4.5%
  Abbey National Capital Trust I                8.963%         12/29/49              360              373(G)
  Associates Corporation of North America       8.150%          8/1/09             1,000            1,075
  Dresdner Funding Trust I                      8.151%         6/30/31               200              177(B)
  Ford Motor Credit Company                     7.600%          8/1/05               250              257
  General Motors Acceptance Corporation         7.750%         1/19/10               160              165
  General Motors Acceptance Corporation         0.000%         6/15/15             2,700              879(D)
  IBJ Preferred Capital Corp. LLC               8.790%         12/29/49            1,560            1,420(B,G)
  KBC Bank Funding Trust III                    9.860%         11/29/49              130              140(B,G)
  SB Treasury Company LLC                       9.400%         12/29/49            1,790            1,792(B,G)
  Tokai Preferred Capital Company LLC           9.980%         12/29/49              480              461(B,G)
  Transamerica Finance Corporation              5.750%         1/28/04             2,000            1,987
                                                                                                 --------
                                                                                                    8,726
                                                                                                 --------
  Building Materials -- 0.1%
  American Standard Cos., Inc.                  8.250%          6/1/09                37               34
  American Standard Cos., Inc.                  7.625%         2/15/10                25               24
  Nortek, Inc.                                  8.875%          8/1/08               100               89
                                                                                                 --------
                                                                                                      147
                                                                                                 --------
  Cable -- 1.3%
  Cablevision Systems Corporation               8.125%         8/15/09               230              234
  Century Communications Corp.                  8.875%         1/15/07                39               35
  Charter Communication Holdings LLC            8.625%          4/1/09                75               67
  NTL Communications Corp.                      0.000%         10/1/08                10                6(G)

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Cable -- Continued
  TCI Communications, Inc.                      6.375%          5/1/03           $   240         $    236
  TCI Communications, Inc.                      7.875%         2/15/26             1,680            1,578
  TCI Communications, Inc.                      7.125%         2/15/28               540              464
                                                                                                 --------
                                                                                                    2,620
                                                                                                 --------
  Chemicals -- 1.2%
  Dow Chemical Company                          7.375%         11/1/29               290              290
  Lyondell Chemical Company                     9.875%          5/1/07                30               29
  Rohm and Haas Company                         7.850%         7/15/29             2,000            2,020
                                                                                                 --------
                                                                                                    2,339
                                                                                                 --------
  Construction and Machinery -- 0.1%
  Terex Corporation                             8.875%          4/1/08               132              114
                                                                                                 --------
  Consumer Products -- 0.3%
  Unilever Capital Corporation                  7.125%         11/1/10               480              503
                                                                                                 --------
  Electric -- 2.5%
  Calpine Corporation                           7.750%         4/15/09                49               46
  Cleveland Electric Illumination Co.           7.880%         11/1/17               850              867
  CMS Energy Corporation                        7.500%         1/15/09               100               91
  Niagara Mohawk Power Corporation              7.250%         10/1/02               476              478
  Niagara Mohawk Power Corporation              7.750%         10/1/08             1,010            1,051
  Niagara Mohawk Power Corporation              0.000%          7/1/10               720              624(G)
  North Atlantic Energy Service Corporation     9.050%          6/1/02               371              376
  Pacific Gas & Electric Company                7.375%         11/1/05               140              117(B)
  System Energy Resources, Inc.                 7.430%         1/15/11               653              657
  The AES Corporation                           9.500%          6/1/09               500              508
                                                                                                 --------
                                                                                                    4,815
                                                                                                 --------
  Electrical Equipment -- 0.9%
  Midwest Generation LLC                        8.560%          1/2/16             2,000            1,847(B)
                                                                                                 --------
  Entertainment -- 0.7%
  The Walt Disney Company                       5.620%         12/1/08             1,550            1,432
                                                                                                 --------
  Environmental Services -- 0.8%
  Safety-Kleen Corp.                            9.250%         5/15/09               122                1(H)
  Waste Management, Inc.                        7.375%         5/15/29             1,700            1,511
                                                                                                 --------
                                                                                                    1,512
                                                                                                 --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Food, Beverage and Tobacco -- 4.0%
  Nabisco Incorporated                          7.050%         7/15/07           $ 3,100         $  3,049
  Philip Morris Companies, Inc.                 7.750%         1/15/27             1,165            1,083
  R.J. Reynolds Tobacco Holdings, Inc.          7.750%         5/15/06             1,280            1,207
  R.J. Reynolds Tobacco Holdings, Inc.          7.875%         5/15/09               860              787
  The Pepsi Bottling Group Incorporated         7.000%          3/1/29             1,800            1,775
                                                                                                 --------
                                                                                                    7,901
                                                                                                 --------
  Gaming -- 0.1%
  Horseshoe Gaming Holdings, Inc.               8.625%         5/15/09                69               68
  International Game Technology                 8.375%         5/15/09                70               69
                                                                                                 --------
                                                                                                      137
                                                                                                 --------
  Gas and Pipeline Utilities -- 2.8%
  CMS Panhandle Holding Company                 6.125%         3/15/04               400              385
  The Williams Companies, Inc.                  7.625%         7/15/19             2,000            1,979
  Union Oil Company of California               7.350%         6/15/09             3,000            3,122
                                                                                                 --------
                                                                                                    5,486
                                                                                                 --------
  Industrial -- 0.2%
  UBS Preferred Funding Trust I                 8.622%         10/29/49              400              421(G)
                                                                                                 --------
  Insurance (Life/Health) -- 1.0%
  Conseco, Inc.                                 8.750%          2/9/04             2,750            2,007
                                                                                                 --------
  Insurance (Multi-Line) -- 0.9%
  Loews Corporation                             7.625%          6/1/23             1,000              889
  Loews Corporation                             7.000%         10/15/23            1,000              807
                                                                                                 --------
                                                                                                    1,696
                                                                                                 --------
  Insurance (Property/Casualty) -- 1.1%
  Ace Capital Trust II                          9.700%          4/1/30             2,100            2,234
                                                                                                 --------
  Media -- 1.0%
  EchoStar Communications Corporation           9.375%          2/1/09                29               28
  News America Holdings Incorporated            8.875%         4/26/23               500              496
  News America Holdings Incorporated            7.750%          2/1/24                80               73
  News America Holdings Incorporated            8.250%         10/17/96              200              181
  News America Incorporated                     7.625%         11/30/28            1,410            1,208
                                                                                                 --------
                                                                                                    1,986
                                                                                                 --------

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Real Estate -- 0.1%
  Socgen Real Estate Co. LLC                    7.640%         12/29/49          $   180         $    175(B,G)
                                                                                                 --------
  Retail -- 0.8%
  Kmart Corporation                             7.950%          2/1/23             2,000            1,347
  Wal-Mart Stores, Inc.                         7.550%         2/15/30               200              221
                                                                                                 --------
                                                                                                    1,568
                                                                                                 --------
  Telecommunications -- 3.3%
  Adelphia Business Solutions Inc.             12.000%         11/1/07                41               16
  AT&T Corp.                                    6.000%         3/15/09             1,860            1,664
  AT&T Corp.                                    9.650%         3/31/27             1,650            1,782
  GTE Corporation                               6.940%         4/15/28             1,700            1,560
  McLeodUSA Incorporated                        8.125%         2/15/09                60               52
  Motorola, Inc.                                7.625%         11/15/10              340              350
  NEXTLINK Communications, Inc.                10.750%          6/1/09               136              111
  Sprint Capital Corporation                    6.900%          5/1/19             1,080              906
                                                                                                 --------
                                                                                                    6,441
                                                                                                 --------
  Transportation -- 0.3%
  Consolidated Rail Corporation                 7.875%         5/15/43               600              573
                                                                                                 --------
  Utilities -- 1.0%
  Gulf States Utilities Corp.                   8.250%          4/1/04             1,800            1,885
                                                                                                 --------
Total Corporate Bonds and Notes
  (Identified Cost -- $63,766)                                                                     62,178
---------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 1.3%
  Fixed-Rate Securities -- 0.1%
  ANRC Auto Owner Trust                         6.540%         11/15/02              104              104
  Green Tree Financial Corporation              7.850%         7/15/04               130              130
                                                                                                 --------
                                                                                                      234
                                                                                                 --------
  Indexed Securities -- 1.2%
  SLM Student Loan Trust 1997-2                 6.778%         10/25/05              124              124(C)
  World Omni Automobile Lease Securitization    6.960%         2/15/02             2,107            2,108(C)
                                                                                                 --------
                                                                                                    2,232
                                                                                                 --------
Total Asset-Backed Securities (Identified Cost -- $2,465)                                           2,466
---------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 3.2%
  Fixed-Rate Securities -- 3.0%
  Asset Securitization Corporation              6.920%         2/14/29           $ 1,081         $  1,103
  CAPCO America Securitization Corporation      6.260%         9/15/08               800              794
  Nomura Asset Securities Corporation           6.590%         3/17/28             2,000            2,028
  Nomura Asset Securities Corporation           7.120%         4/13/36               680              704
  Oakdale Mall Trust 94-1 Class A               7.950%          5/1/06             1,000            1,008(B)
  PSB Financial Corporation II                 11.050%         12/1/15               244              255
                                                                                                 --------
                                                                                                    5,892
                                                                                                 --------
  Variable-Rate Securities -- 0.2%
  Resolution Trust Corporation                  7.017%         4/25/28               159              159(B,J)
  Resolution Trust Corporation                  7.742%         9/25/29               151              151(J)
                                                                                                 --------
                                                                                                      310
                                                                                                 --------
Total Mortgage-Backed Securities
  (Identified Cost -- $6,099)                                                                       6,202
---------------------------------------------------------------------------------------------------------
U.S. Government and Agency
  Obligations -- 12.9%
  Fixed-Rate Securities -- 6.1%
  Fannie Mae                                    6.375%         10/15/02            1,060            1,074
  Fannie Mae                                    7.125%         2/15/05               860              903
  Fannie Mae                                    5.750%         2/15/08               110              109
  Fannie Mae                                    6.625%         9/15/09               610              636
  Freddie Mac                                   5.750%         3/15/09               830              819
  Freddie Mac                                   6.875%         9/15/10               130              138
  Freddie Mac                                   6.750%         9/15/29               310              332
  Tennessee Valley Authority                    5.375%         11/13/08              220              211
  Tennessee Valley Authority                    6.750%         11/1/25               310              326
  United States Treasury Bonds                  8.000%         11/15/21            1,050            1,359
  United States Treasury Bonds                  6.125%         8/15/29             2,430            2,643
  United States Treasury Notes                  6.000%         8/15/09             3,270            3,450
                                                                                                 --------
                                                                                                   12,000
                                                                                                 --------
  Indexed Securities -- 6.8%
  United States Treasury Inflation-Indexed
    Security                                    3.625%         1/15/08             4,480            4,446(F)
  United States Treasury Inflation-Indexed
    Security                                    3.625%         4/15/28             6,089            5,973(F)
  United States Treasury Inflation-Indexed
    Security                                    3.875%         4/15/29             2,858            2,929(F)
                                                                                                 --------
                                                                                                   13,348
                                                                                                 --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $24,825)                                                                     25,348
---------------------------------------------------------------------------------------------------------

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
Securities -- 24.8%
  Fixed-Rate Securities -- 24.6%
  Fannie Mae                                    8.000%    4/25/06 to 6/1/15      $ 1,105         $  1,133
  Fannie Mae                                    6.000%     9/1/25 to 4/1/29        1,901            1,845
  Fannie Mae                                    6.500%     8/1/28 to 4/1/29       13,977           13,785
  Freddie Mac                                   8.500%    2/1/04 to 11/1/09          195              199
  Freddie Mac                                   8.750%          1/1/08               201              205
  Freddie Mac                                   6.000%          2/1/14             1,763            1,744
  Freddie Mac                                   7.500%     6/1/24 to 9/1/24        1,048            1,067
  Freddie Mac                                   7.000%     8/1/24 to 4/1/29        5,224            5,255
  Freddie Mac                                   8.000%          7/1/26               512              526
  Freddie Mac                                   7.000%          1/1/31               300              301(E)
  Freddie Mac                                   8.000%          1/1/31             2,300            2,358(E)
  Government National Mortgage Association      6.000%    4/15/14 to 3/15/29       3,024            2,955
  Government National Mortgage Association      9.000%    7/15/16 to 6/15/17         460              485
  Government National Mortgage Association      7.000%   2/15/23 to 10/15/28       6,178            6,223
  Government National Mortgage Association      7.500%    2/15/23 to 3/15/29       5,959            6,073
  Government National Mortgage Association      8.000%         12/15/26              823              845
  Government National Mortgage Association      7.000%          1/1/31             1,400            1,406(E)
  Government National Mortgage Association      7.500%          1/1/31             1,800            1,831(E)
                                                                                                 --------
                                                                                                   48,236
                                                                                                 --------
  Indexed Securities -- 0.2%
  Freddie Mac                                   8.207%          9/1/24               355              363(C)
                                                                                                 --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $48,425)                                                          48,599
---------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 20.4%
  Banking and Finance -- 4.4%
  Korea Development Bank                        6.750%         12/1/05             1,020              983
  PDVSA Finance Limited 1999-I                  9.750%         2/15/10             4,000            4,120
  PDVSA Finance Limited 1999-K                  9.950%         2/15/20               800              788
  Royal Bank of Scotland Group plc              8.817%         3/31/49             1,500            1,572
  The Bank of Tokyo-Mitsubishi, Ltd.            8.400%         4/15/10             1,140            1,214
                                                                                                 --------
                                                                                                    8,677
                                                                                                 --------
  Chemicals -- 0.1%
  Avecia Group PLC                             11.000%          7/1/09               129              127
                                                                                                 --------
  Diversified Services -- 0.3%
  Rothmans Nederland Holdings BV                6.875%          5/6/08               700              651
                                                                                                 --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Food, Beverage and Tobacco -- 0.9%
  Imperial Tobacco Overseas BV                  7.125%          4/1/09           $ 1,820         $  1,713
                                                                                                 --------
  Foreign Governments -- 6.4%
  Argentine Republic                            7.625%         3/31/05               742              669(C)
  Argentine Republic                           11.375%         3/15/10               565              513
  Province of Manitoba                          9.500%         9/15/18             1,080            1,409
  Republic of Colombia                         11.750%         2/25/20               190              164
  Republic of Panama                            7.750%         7/17/16             1,521            1,157(C)
  Republic of Panama                           10.750%         5/15/20               130              128
  Republic of Peru                              3.750%          3/7/17               860              501(I)
  Republic of Peru                              4.500%          3/7/17               250              161(G)
  Republic of Peru                              4.500%          3/7/17               320              207(B,G)
  Republic of Poland                            6.000%         10/27/14              870              834(G)
  Republic of the Philippines                   9.875%         1/15/19               520              411
  Republic of the Philippines                   9.500%         10/21/24              550              507
  Republic of the Philippines                  10.625%         3/16/25               560              459
  United Mexican States                        10.375%         2/17/09             1,450            1,591
  United Mexican States                        11.500%         5/15/26             3,230            3,933
                                                                                                 --------
                                                                                                   12,644
                                                                                                 --------
  Oil and Gas -- 2.5%
  Petroliam Nasional Berhad                     7.625%         10/15/26              450              397(B)
  YPF Sociedad Anonima                          7.500%         10/26/02              472              473
  YPF Sociedad Anonima                         10.000%         11/2/28             3,500            4,040
                                                                                                 --------
                                                                                                    4,910
                                                                                                 --------
  Steel (Producers) -- 1.5%
  Pohang Iron & Steel Company Ltd.              7.375%         5/15/05             3,000            2,980
                                                                                                 --------
  Telecommunications -- 3.4%
  360networks Inc.                             12.000%          8/1/09                80               60
  British Telecommunications plc                8.125%         12/15/10              900              910
  British Telecommunications plc                8.625%         12/15/30              400              398
  Koninklijke (Royal) KPN NV                    8.375%         10/1/30               240              220(B)
  Marconi Corporation plc                       8.375%         9/15/30               450              410
  Telefonica de Argentina S.A.                 11.875%         11/1/04             4,000            4,080
  Telefonica Europe BV                          8.250%         9/15/30               500              499
                                                                                                 --------
                                                                                                    6,577
                                                                                                 --------

                                                Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Utilities -- 0.9%
  Tata Electric Company                         8.500%         8/19/17           $ 2,000         $  1,688(B)
                                                                                                 --------
Total Yankee Bonds (Identified Cost -- $39,482)                                                    39,967
                                                                                                 --------
Total Long-Term Investments (Identified Cost -- $185,062)                                         184,760
---------------------------------------------------------------------------------------------------------
Short-Term Investments -- 7.1%
Corporate Bonds and Notes -- 2.9%
  Connecticut Light and Power Company           7.875%          6/1/01             1,750            1,758
  Lucent Technologies Inc.                      6.900%         7/15/01             4,000            3,990
                                                                                                 --------
                                                                                                    5,748
                                                                                                 --------
Mortgage-Backed Securities -- 0.2%
  Nationslink Funding Corporation               5.805%         2/10/01               363              362
                                                                                                 --------
U.S. Government and Agency Obligations --0.3%
  Fannie Mae                                    0.000%          2/8/01               500              497(D,K)
                                                                                                 --------
U.S. Government Agency Mortgage-Backed
  Securities -- N.M.
  Freddie Mac                                   8.750%         10/1/01                 7                7
                                                                                                 --------
Repurchase Agreements -- 3.7%
  J.P. Morgan Chase & Co. 6.40%, dated
    12/29/00, to be repurchased at $2,347 on
    1/2/01 (Collateral: $2,331 Fannie Mae
    notes, 6.38%, due 6/15/09, value $2,398)                                       2,345            2,345
  Merrill Lynch Government Securities, Inc.
    6.45%, dated 12/29/00, to be repurchased
    at $5,004 on 1/2/01 (Collateral: $5,175
    Freddie Mac notes, 6.54%, due 5/4/09,
    value $5,156)                                                                  5,000            5,000
                                                                                                 --------
                                                                                                    7,345
                                                                                                 --------
Total Short-Term Investments (Identified
  Cost -- $13,841)                                                                                 13,959
---------------------------------------------------------------------------------------------------------
Total Investments -- 101.5% (Identified
  Cost -- $198,903)                                                                               198,719
Other Assets Less Liabilities -- (1.5)%                                                            (2,893)
                                                                                                 --------
NET ASSETS -- 100.0%                                                                             $195,826
                                                                                                 ========

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued


---------------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
  19,566 Primary Class shares outstanding                                                        $203,100
     84 Navigator Class shares outstanding                                                            835
Undistributed net investment income                                                                    41
Accumulated net realized gain/(loss) on investments, options and futures                           (7,625)
Unrealized appreciation/(depreciation) of investments, options and futures                           (525)
                                                                                                 --------
NET ASSETS -- 100.0%                                                                             $195,826
                                                                                                 ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                                                     $9.97
                                                                                                 ========
  NAVIGATOR CLASS                                                                                   $9.97
                                                                                                 ========
---------------------------------------------------------------------------------------------------------

                                                              Expiration          Actual           Appreciation/
                                                                 Date            Contracts         (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Futures Contracts Written(L)
U.S. Treasury Bond Futures                                     March 01               1                $  (3)
U.S. Treasury Note Futures                                     March 01             219                 (288)
U.S. Treasury Note Futures                                     March 01              23                  (50)
                                                                                                       -----
                                                                                                       $(341)
-----------------------------------------------------------------------------------------------------------------


(A)         Yankee Bond -- A dollar-denominated bond issued in the U.S.
            by foreign entities.

(B)         Rule 144a Security -- A security purchased pursuant to Rule
            144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.1% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate
            (LIBOR), Consumer Price Index (CPI), or the One-Year
            Treasury Constant Maturity Rate.

(D) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Securities -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index.
            Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.

(H)         Bond is in default at December 31, 2000.

(I) Front-Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.

(J) The coupon rates shown on variable-rate securities are the rates at December 31, 2000. These rates vary with the weighted average coupon of the underlying loans.

(K)         Collateral to cover futures contracts.

(L) Options and futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2000
(Amounts in Thousands)

High Yield Portfolio

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Long-Term Investments -- 95.8%

Corporate Bonds and Notes -- 78.9%
  Auto Parts and Equipment -- 3.1%
  American Axle & Manufacturing Holdings, Inc.       9.750%         3/1/09             $  4,200        $  3,528
  J. L. French Automotive Casting                   11.500%         6/1/09                2,400           1,308
  Tenneco Automotive Inc.                           11.625%        10/15/09               4,290           2,027
                                                                                                       --------
                                                                                                          6,863
                                                                                                       --------
  Automotive -- 0.8%
  Cambridge Industries Incorporated                 10.250%        7/15/07                1,500             383(D)
  Hayes Lemmerz International Inc.                   8.250%        12/15/08               2,000           1,300
                                                                                                       --------
                                                                                                          1,683
                                                                                                       --------
  Banking and Finance -- 2.2%
  Orion Power Holdings Inc.                         12.000%         5/1/10                3,030           3,227(B)
  Sovereign Bancorp, Inc.                           10.500%        11/15/06               1,500           1,492
                                                                                                       --------
                                                                                                          4,719
                                                                                                       --------
  Building Materials -- 1.8%
  American Standard Companies, Inc.                  7.625%        2/15/10                1,500           1,410
  Nortek, Inc.                                       8.875%         8/1/08                2,790           2,483
                                                                                                       --------
                                                                                                          3,893
                                                                                                       --------
  Cable -- 5.9%
  Adelphia Communications Corporation               10.875%        10/1/10                2,500           2,425
  Charter Communication Holdings LLC                 8.625%         4/1/09                2,750           2,475
  Classic Cable Incorporated                        10.500%         3/1/10                2,500           1,000
  Mediacom LLC                                       7.875%        2/15/11                2,500           2,119
  NTL Communications Corp.                           0.000%        10/1/08                3,206           1,763(F)
  NTL Incorporated                                   0.000%         4/1/08                2,000           1,140(E,F)
  Price Communications Wireless Inc.                 9.125%        12/15/06                 250             260
  UnitedGlobalCom, Inc.                              0.000%        2/15/08                4,300           1,677(E,F)
                                                                                                       --------
                                                                                                         12,859
                                                                                                       --------
  Chemicals -- 3.2%
  Georgia Gulf Corporation                          10.375%        11/1/07                1,750           1,632
  Hercules Incorporated                             11.125%        11/15/07                 750             748(B)
  Huntsman Corporation                               9.500%         7/1/07                1,500             870(B)
  Huntsman ICI Holdings LLC                          0.000%        12/31/09               8,750           2,395(C)
  Lyondell Chemical Company                          9.625%         5/1/07                  250             243
  Lyondell Chemical Company                          9.875%         5/1/07                1,125           1,094
                                                                                                       --------
                                                                                                          6,982
                                                                                                       --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Construction and Machinery -- 3.7%
  Better Minerals and Aggregates Co.                13.000%        9/15/09             $  4,000        $  3,040
  Terex Corporation                                  8.875%         4/1/08                3,000           2,599
  The Ryland Group, Inc.                             9.750%         9/1/10                  500             483
  Woods Equipment Company                           12.000%        7/15/09                6,500           1,917
                                                                                                       --------
                                                                                                          8,039
                                                                                                       --------
  Consumer Products -- 2.1%
  Decora Industries Incorporated                    11.000%         5/1/05                2,500             168(D)
  Weight Watchers International Incorporated        13.000%        10/1/09                4,050           4,435
                                                                                                       --------
                                                                                                          4,603
                                                                                                       --------
  Diversified Services -- 0.6%
  Kansas City Southern Railway Company               9.500%        10/1/08                1,200           1,230(B)
                                                                                                       --------
  Electric -- 2.4%
  CMS Energy Corporation                             9.875%        10/15/07               2,750           2,881
  The AES Corporation                                9.500%         6/1/09                2,250           2,287
                                                                                                       --------
                                                                                                          5,168
                                                                                                       --------
  Energy -- 4.3%
  Calpine Corporation                                8.625%        8/15/10                2,170           2,116
  Ocean Energy, Inc.                                 8.375%         7/1/08                3,850           3,867
  P&L Coal Holdings Corp.                            9.625%        5/15/08                2,334           2,337
  Plains Resources Incorporated                     10.250%        3/15/06                1,000             998
                                                                                                       --------
                                                                                                          9,318
                                                                                                       --------
  Engineering and Construction -- 1.4%
  Washington Group International, Inc.              11.000%         7/1/10                4,000           3,060(B)
                                                                                                       --------
  Entertainment -- 1.3%
  Booth Creek Ski Holdings Incorporated             12.500%        3/15/07                3,750           2,756
                                                                                                       --------
  Environmental Services -- 1.6%
  Allied Waste North America Incorporated            7.875%         1/1/09                3,500           3,263
  Allied Waste North America Incorporated           10.000%         8/1/09                  250             234
  Safety-Kleen Corp.                                 9.250%        5/15/09                4,500              51(D)
                                                                                                       --------
                                                                                                          3,548
                                                                                                       --------
  Financial Services -- 1.3%
  Willis Corroon Corporation                         9.000%         2/1/09                3,175           2,842
                                                                                                       --------

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Gaming -- 5.0%
  Anchor Gaming                                      9.875%        10/15/08            $    850        $    878(B)
  Harrahs Operating Company, Inc.                    7.875%        12/15/05                 750             742
  International Game Technology                      8.375%        5/15/09                1,700           1,683
  Mohegan Tribal Gaming Authority                    8.750%         1/1/09                1,500           1,506
  Pinnacle Entertainment, Inc.                       9.250%        2/15/07                2,000           2,030
  Pinnacle Entertainment, Inc.                       9.500%         8/1/07                1,000             990
  Station Casinos, Inc.                              9.875%         7/1/10                1,000           1,025
  Venetian Casino Resort LLC                        12.250%        11/15/04               2,000           2,010
                                                                                                       --------
                                                                                                         10,864
                                                                                                       --------
  Gas and Pipeline Utilities -- 1.1%
  Pioneer Natural Resources Company                  9.625%         4/1/10                2,250           2,385
                                                                                                       --------
  Health Care -- 2.7%
  HCA-The Healthcare Company                         8.750%         9/1/10                1,000           1,052
  HEALTHSOUTH Corporation                           10.750%        10/1/08                  500             527(B)
  Tenet Healthcare Corporation                       8.625%        1/15/07                1,330           1,362
  Tenet Healthcare Corporation                       8.125%        12/1/08                2,830           2,851
                                                                                                       --------
                                                                                                          5,792
                                                                                                       --------
  Homebuilding -- 0.8%
  The Fortress Group, Inc.                          13.750%        5/15/03                4,250           1,721
                                                                                                       --------
  Industrial Services -- 2.7%
  Blount Inc.                                       13.000%         8/1/09                4,500           3,465
  Holley Performance Products, Inc.                 12.250%        9/15/07                4,500           2,407
                                                                                                       --------
                                                                                                          5,872
                                                                                                       --------
  Lodging/Hotels -- 1.5%
  HMH Properties, Inc.                               8.450%        12/1/08                3,500           3,377
                                                                                                       --------
  Manufacturing (Diversified) -- 0.6%
  Actuant Corporation                               13.000%         5/1/09                1,500           1,365
                                                                                                       --------
  Media -- 4.7%
  Brill Media Company, LLC                          12.000%        12/15/07               3,000           1,931(F)
  EchoStar DBS Corporation                           9.375%         2/1/09                2,000           1,940
  Mentus Media Corporation                          12.000%         2/1/03                7,556           3,551
  Source Media, Inc.                                12.000%        11/1/04                2,500             513(G)
  TV Guide, Inc.                                     8.125%         3/1/09                2,500           2,444
                                                                                                       --------
                                                                                                         10,379
                                                                                                       --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Oil and Gas (Drilling and Equipment) -- 0.1%
  Cheasapeake Energy Corporation                     9.625%         5/1/05             $    250        $    258
                                                                                                       --------
  Packaging -- 0.2%
  Packaging Corp. of America                         9.625%         4/1/09                  500             519
                                                                                                       --------
  Pharmaceuticals -- 0.6%
  ICN Pharmaceuticals, Inc.                          9.250%        8/15/05                1,375           1,334
                                                                                                       --------
  Retail -- 0.6%
  Relax the Back Corporation                        11.000%        5/22/03                4,000           1,360(D,H,I)
  Relax the Back Corporation                        13.000%        5/22/03                4,832               0(D,E,H,I)
                                                                                                       --------
                                                                                                          1,360
                                                                                                       --------
  Supermarkets -- 0.1%
  Big V Supermarkets, Incorporated                  11.000%        2/15/04                2,500             363(D)
                                                                                                       --------
  Telecommunications -- 20.3%
  Adelphia Business Solutions Inc.                  12.000%        11/1/07                3,500           1,348
  AirGate PCS, Inc.                                  0.000%        10/1/09                3,196           1,806(F)
  Alamosa PCS Holdings, Inc.                         0.000%        2/15/10                4,000           1,860(F)
  Crown Castle International Corp.                  10.750%         8/1/11                2,000           2,050
  Dobson Communications Corporation                 10.875%         7/1/10                1,250           1,231
  EchoStar Broadband Corporation                    10.375%        10/1/07                2,525           2,493(B)
  Focal Communications Corporation                   0.000%        2/15/08                  450             189(F)
  Focal Communications Corporation                  11.875%        1/15/10                2,250           1,553
  Insight Midwest LP                                10.500%        11/1/10                1,075           1,097(B)
  Intermedia Communications Inc.                     0.000%        7/15/07                4,250           2,975(F)
  Level 3 Communications, Inc.                      11.000%        3/15/08                  500             437
  Level 3 Communications, Inc.                       9.125%         5/1/08                1,000             800
  Level 3 Communications, Inc.                       0.000%        3/15/10                3,000           1,455(F)
  McLeodUSA Incorporated                             8.375%        3/15/08                1,500           1,305
  McLeodUSA Incorporated                             8.125%        2/15/09                2,750           2,379
  Metricom Finance Incorporated                     13.000%        2/15/10                2,250           1,136
  Metromedia Fiber Network, Inc.                    10.000%        11/15/08               1,000             833
  Metromedia Fiber Network, Inc.                    10.000%        12/15/09               1,600           1,336
  Nextel Communications, Inc.                        9.375%        11/15/09               6,150           5,781
  NEXTLINK Communications, Inc.                     10.750%         6/1/09                3,500           2,852
  Orion Network Systems Inc.                        11.250%        1/15/07                2,250             934
  Primus Telecommunications Group, Incorporated     12.750%        10/15/09               2,000             550
  PSINet Inc.                                       10.500%        12/1/06                  500             132
  PSINet Inc.                                       11.000%         8/1/09                2,010             568

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Telecommunications -- Continued
  TeleCorp PCS, Inc.                                10.625%        7/15/10             $  1,000        $  1,010
  US Unwired Inc.                                    0.000%        11/1/09                  375             165(F)
  VoiceStream Wireless Corporation                  10.375%        11/15/09               1,850           1,993
  Williams Communications Group, Inc.               11.700%         8/1/08                1,640           1,312
  Williams Communications Group, Inc.               10.875%        10/1/09                1,090             812
  Williams Communications Group, Inc.               11.875%         8/1/10                  860             662
  Winstar Communications, Inc.                       0.000%        4/15/10                3,741           1,047(F)
  Winstar Communications, Inc.                      12.750%        4/15/10                  509             339
                                                                                                       --------
                                                                                                         44,440
                                                                                                       --------
  Transportation -- 2.2%
  Avis Group Holdings, Inc.                         11.000%         5/1/09                4,500           4,871
                                                                                                       --------
Total Corporate Bonds and Notes
  (Identified Cost -- $231,784)                                                                         172,463
---------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 10.8%
  Cable -- 3.6%
  Callahan Nordrhein-Westfalen                       0.000%        7/15/10                4,500           1,755(B,F)
  Rogers Communications, Inc.                        8.875%        7/15/07                2,500           2,512
  Telewest Communications plc                       11.000%        10/1/07                2,500           2,213(F)
  United Pan-Europe Communications N.V.             10.875%         8/1/09                2,250           1,451
                                                                                                       --------
                                                                                                          7,931
                                                                                                       --------
  Chemicals -- 1.7%
  Avecia Group plc                                  11.000%         7/1/09                3,750           3,694
                                                                                                       --------
  Diversified Services -- 0.6%
  Compagnie Generale de Geophysique SA              10.625%        11/15/07               1,250           1,287(B)
                                                                                                       --------
  Electronics -- 0.2%
  Flextronics International Ltd.                     9.875%         7/1/10                  558             544(B)
                                                                                                       --------
  Financial Services -- N.M.
  V2 Finance SA                                      6.500%        6/30/12                    2               1(B,G)
                                                                                                       --------
  Forestry -- 0.1%
  Millar Western Forest Products, Ltd.               9.875%        5/15/08                  200             159
                                                                                                       --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate         Maturity Date       Shares/Par        Value
---------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Industrial -- 0.4%
  AES Drax Energy Ltd.                              13.161%        8/30/10             $    750        $    803(B,F)
                                                                                                       --------
  Real Estate Investment Trusts -- 1.1%
  Trizec Finance Ltd.                               10.875%        10/15/05               2,340           2,340
                                                                                                       --------
  Telecommunications -- 3.1%
  360networks Inc.                                  13.000%         5/1/08                  500             405
  Global Crossing Holdings Limited                   9.500%        11/15/09               2,250           2,126
  Grupo Iusacell S.A. de C.V.                       14.250%        12/1/06                1,400           1,386
  Hermes Europe RailTel                             10.375%        1/15/09                2,000             840
  Rogers Cantel Mobile Communications Inc.           8.300%        10/1/07                2,000           2,010
  RSL Communications plc                            12.875%         3/1/10                1,750             105
                                                                                                       --------
                                                                                                          6,872
                                                                                                       --------
Total Yankee Bonds (Identified Cost -- $27,977)                                                          23,631
---------------------------------------------------------------------------------------------------------------
Common Stocks(K) -- 1.2%
  Food -- 0.2%
  International Fast Food Corporation                                                        99shs          383
                                                                                                       --------
  Telecommunications -- 1.0%
  Global Crossing Ltd.                                                                      110           1,576
  McLeodUSA Incorporated                                                                     18             258
  Pegasus Communications Corporation                                                         14             355
                                                                                                       --------
                                                                                                          2,189
                                                                                                       --------
Total Common Stocks (Identified Cost -- $6,920)                                                           2,572
---------------------------------------------------------------------------------------------------------------

                                                               Rate         Shares/Par        Value
-----------------------------------------------------------------------------------------------------
Preferred Stocks -- 4.8%
  Industrial -- 1.3%
  High Voltage Engineering Corporation                        13.000%               5shs     $  2,802(E)
                                                                                             --------
  Media -- 3.5%
  Paxson Communications Corporation                           12.500%               2           2,024(E)
  Paxson Communications Corporation                           13.250%               1           5,533(E)
  Source Media, Inc.                                          13.500%               4              15(E)
                                                                                             --------
                                                                                                7,572
                                                                                             --------
  Retail -- N.M.
  Relax the Back Corporation                                  10.000%           1,702               0(E,I)
                                                                                             --------
  Telecommunications -- N.M.
  IXC Communications, Inc.                                    12.500%            N.M.               3
  PSINet Inc.                                                  7.000%              80             100(B)
  Viasystems Group, Inc.                                      10.750%            N.M.               0(E)
  Viasystems Group, Inc.                                      10.750%            N.M.               0(E)
                                                                                             --------
                                                                                                  103
                                                                                             --------
Total Preferred Stocks (Identified Cost -- $21,736)                                            10,477
-----------------------------------------------------------------------------------------------------
Warrants(K) -- 0.1%
  Metricom Incorporated                                                             4wts            4
  Next Generation Network Incorporated                                             16               0
  Primus Telecommunications Group                                                   3               3(B)
  Relax the Back Corporation                                                    1,307               0(I)
  Star Choice Communications                                                       20             163(B)
  V2 Music Holdings plc                                                             7               0(B)
  V2 Music Holdings plc                                                             6               0(B,J)
                                                                                             --------
Total Warrants (Identified Cost -- $1,230)                                                        170
                                                                                             --------
Total Long-Term Investments (Identified Cost -- $289,647)                                     209,313
-----------------------------------------------------------------------------------------------------

Short-Term Investments -- 1.7%
Repurchase Agreements -- 1.7%
J.P. Morgan Chase & Co.
  6.40%, dated 12/29/00, to be repurchased at $1,649 on
  1/2/01 (Collateral: $1,639 Fannie Mae notes, 6.375%,
  due 6/15/09, value $1,699)                                                 $  1,649           1,649

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                                   Shares/Par        Value
--------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc.
  6.45%, dated 12/29/00, to be repurchased at $2,000 on
  1/2/01 (Collateral: $2,055 Freddie Mac notes, 7.5%,
  due 12/2/16, value $2,051)                                        $  2,000        $  2,000
                                                                                    --------
Total Short-Term Investments (Identified Cost -- $3,649)                               3,649
--------------------------------------------------------------------------------------------
Total Investments -- 97.5% (Identified Cost -- $293,296)                             212,962
Other Assets Less Liabilities -- 2.5%                                                  5,480
                                                                                    --------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
  21,387 Primary Class shares outstanding                           $347,862
     66 Navigator Class shares outstanding                               972
Overdistributed net investment income                                    (25)
Accumulated net realized gain/(loss) on investments, options
  and futures                                                        (50,033)
Unrealized appreciation/(depreciation) of investments,
  options and futures                                                (80,334)
                                                                    --------
NET ASSETS -- 100.0%                                                                $218,442
                                                                                    ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                                       $10.18
                                                                                    ========
  NAVIGATOR CLASS                                                                     $10.18
                                                                                    ========
--------------------------------------------------------------------------------------------


(A)         Yankee Bond -- A dollar-denominated bond issued in the U.S.
            by foreign entities.

(B)         Rule 144a Security -- A security purchased pursuant to rule
            144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.6% of net assets.

(C) Zero-coupon bond -- A bond or preferred stock with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D)         Bond is in default at December 31, 2000.

(E) Pay-In-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(F) Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.

(G) Convertible bond -- Bond may be converted into common stock of the company.

(H)         Private placement.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J)         Denominated in British pounds.

(K)         Non-income producing.

N.M. - Not meaningful.

See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                                               Year Ended 12/31/00
                                                              -----------------------------------------------------
                                                               U.S. Government  Investment Grade        High
                                                              Intermediate-Term      Income             Yield
                                                                  Portfolio         Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                           $20,036           $14,488          $ 33,616
Dividends                                                              190                28             2,750
                                                                   -------           -------          --------
      Total income                                                  20,226            14,516            36,366
                                                                   -------           -------          --------

Expenses:
Management fee                                                       1,559             1,114             2,057
Distribution and service fees                                        1,376               926             1,579
Transfer agent and shareholder servicing expense                       137               117               209
Audit and legal fees                                                    53                45               697
Custodian fee                                                          150               165               132
Directors' fees                                                         10                 8                10
Registration fees                                                        9                22                20
Reports to shareholders                                                 27                24                60
Other expenses                                                          21                 9                21
                                                                   -------           -------          --------
                                                                     3,342             2,430             4,785
      Less fees waived                                                (552)             (576)               --
                                                                   -------           -------          --------
      Total expenses, net of waivers                                 2,790             1,854             4,785
                                                                   -------           -------          --------
NET INVESTMENT INCOME                                               17,436            12,662            31,581
                                                                   -------           -------          --------

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
      Investments                                                   (1,046)             (986)          (50,468)
      Options                                                           26                (1)               --
      Futures                                                       (1,187)             (791)               --
                                                                   -------           -------          --------
                                                                    (2,207)           (1,778)          (50,468)
                                                                   -------           -------          --------
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                                  11,643             5,342           (32,643)
                                                                   -------           -------          --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS               9,436             3,564           (83,111)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $26,872           $16,226          $(51,530)
-------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                         U.S. Government              Investment Grade                    High
                                        Intermediate-Term                  Income                         Yield
                                            Portfolio                     Portfolio                     Portfolio
                                  ----------------------------- ----------------------------- -----------------------------
                                           Years Ended                   Years Ended                   Years Ended
                                     12/31/00       12/31/99       12/31/00       12/31/99       12/31/00       12/31/99
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                $ 17,436       $ 18,043       $ 12,662       $ 11,129       $ 31,581       $ 28,018

Net realized gain/(loss) on
  investments, options and
  futures                              (2,207)        (7,667)        (1,778)        (5,681)       (50,468)        70,521

Change in unrealized
  appreciation/(depreciation) of
  investments, options and
  futures                              11,643        (12,058)         5,342         (6,779)       (32,643)       (59,732)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                      26,872         (1,682)        16,226         (1,331)       (51,530)        38,807

Distributions to shareholders:
  From net investment income:
    Primary Class                     (16,849)       (17,554)       (12,683)       (11,113)       (30,345)       (28,724)
    Navigator Class                      (554)          (489)           (37)           (16)           (70)           (43)
  From net realized gain on
    investments                            --             --             --           (569)       (31,988)            --

Change in net assets from Fund
  share transactions:
    Primary Class                     (34,745)       (35,260)         7,884         27,497        (43,653)       (68,840)
    Navigator Class                    (2,616)         2,199            583              1            259            622
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                  (27,892)       (52,786)        11,973         14,469       (157,327)       (58,178)

Net Assets:
Beginning of year                     307,283        360,069        183,853        169,384        375,769        433,947
---------------------------------------------------------------------------------------------------------------------------
End of year                          $279,391       $307,283       $195,826       $183,853       $218,442       $375,769
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income                             $     --       $     --       $     41       $     90       $    (25)      $   (690)
---------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

     Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                    Investment Operations                  Distributions
                                           ----------------------------------------   ------------------------
                                                         Net Realized
                                                        and Unrealized
                                                         Gain/(Loss)
                               Net Asset      Net             on           Total         From       In Excess
                                Value,     Investment    Investments,       From         Net         of Net
                               Beginning    Income/        Options       Investment   Investment   Investment
                                of Year      (Loss)      and Futures     Operations     Income       Income
--------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
Years Ended Dec. 31,
   2000                         $ 9.92       $ .67(A)       $  .35         $ 1.02       $ (.67)      $   --
   1999                          10.51         .59(A)         (.59)            --         (.59)          --
   1998                          10.40         .61(A)          .11            .72         (.60)        (.01)
   1997                          10.31         .65(A)          .09            .74         (.64)        (.01)
   1996                          10.47         .67(A)         (.16)           .51         (.66)        (.01)

Investment Grade Income Portfolio
Years Ended Dec. 31,
   2000                         $ 9.79       $ .71(B)       $  .19         $  .90       $ (.72)      $   --
   1999                          10.52         .66(B)         (.70)          (.04)        (.66)          --
   1998                          10.59         .66(B)          .12            .78         (.66)          --
   1997                          10.22         .71(B)          .37           1.08         (.71)          --
   1996                          10.44         .70(B)         (.22)           .48         (.70)          --

High Yield Portfolio
Year Ended Dec. 31,
   2000                         $14.97       $1.41          $(3.47)        $(2.06)      $(1.34)      $   --
Period From March 8 to Dec.
   31, 1999                      15.98         .89            (.92)          (.03)        (.98)          --
Period Ended Jan. 28,
   1999                          14.67         .08             .72            .80         (.04)          --
Period Ended Dec. 31,
   1998(E)                       16.85         .86           (1.98)         (1.12)       (1.05)          --
--------------------------------------------------------------------------------------------------------------

                                      Distributions
                               ---------------------------

                                  From
                                   Net                       Net Asset
                                Realized                      Value,
                                 Gain on         Total        End of
                               Investments   Distributions     Year
-----------------------------  ---------------------------------------
U.S. Government Intermediate-
Term Portfolio
Years Ended Dec. 31,
   2000                          $   --         $ (.67)       $10.27
   1999                              --           (.59)         9.92
   1998                              --           (.61)        10.51
   1997                              --           (.65)        10.40
   1996                              --           (.67)        10.31
Investment Grade Income Portfolio
Years Ended Dec. 31,
   2000                          $   --         $ (.72)       $ 9.97
   1999                            (.03)          (.69)         9.79
   1998                            (.19)          (.85)        10.52
   1997                              --           (.71)        10.59
   1996                              --           (.70)        10.22
High Yield Portfolio
Year Ended Dec. 31,
   2000                          $(1.39)        $(2.73)       $10.18
Period From March 8 to Dec.
   31, 1999                          --           (.98)        14.97
Period Ended Jan. 28,
   1999                              --           (.04)        15.43
Period Ended Dec. 31,
   1998(E)                         (.01)         (1.06)        14.67
-----------------------------

                                                    Ratios/Supplemental Data
                               ------------------------------------------------------------------

                                                           Net
                                          Expenses     Investment                   Net Assets,
                                         to Average   Income/(Loss)   Portfolio       End of
                                Total       Net        to Average     Turnover         Year
                               Return      Assets      Net Assets       Rate      (in thousands)
-----------------------------  ------------------------------------------------------------------
U.S. Government Intermediate-
Term Portfolio
Years Ended Dec. 31,
   2000                         10.64%      .46%(A)       6.66%(A)      248%          $6,723
   1999                           .04%      .47%(A)       5.84%(A)      979%           9,076
   1998                          7.16%      .46%(A)       5.85%(A)      356%           7,340
   1997                          7.45%      .45%(A)       6.40%(A)      252%           7,914
   1996                          5.09%      .42%(A)       6.47%(A)      354%           8,082
Investment Grade Income Portfolio
Years Ended Dec. 31,
   2000                          9.63%      .48%(B)       7.32%(B)       94%          $  839
   1999                          (.33)%     .46%(B)       6.59%(B)      145%             238
   1998                          7.57%      .45%(B)       6.24%(B)      279%             255
   1997                         10.95%      .43%(B)       6.87%(B)      259%             252
   1996                          4.88%      .41%(B)       6.99%(B)      383%             243
High Yield Portfolio
Year Ended Dec. 31,
   2000                        (15.99)%    1.03%         10.98%          45%          $  673
Period From March 8 to Dec.
   31, 1999                      (.20)%(C)  .82%(D)       7.19%(D)       78%(D)          673
Period Ended Jan. 28,
   1999                          5.47%(C)   .81%(D)       7.17%(D)      116% (D)           0
Period Ended Dec. 31,
   1998(E)                      (6.91)%(C)  .79%(D)       8.68%(D)      107% (D)          65
-----------------------------

(A)Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.45% until April 30, 1996, and 0.50% until April 30, 2001. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, .65%; 1999, .66%; 1998, .65%; 1997, .66%; and 1996, .69%.

(B)Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.40% until April 30, 1996, and 0.50% until April 30, 2001. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, .79%; 1999, .77%; 1998, .80%; 1997, .82%; and 1996, .88%.

(C)Not annualized.

(D)Annualized.

(E)For the period May 5, 1998 (commencement of sale of Navigator Class shares) to December 31, 1998.

Notes to Financial Statements
Legg Mason Income Trust, Inc.

(Amounts in Thousands)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

     The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class, offered to retail investors since August 7, 1987, for Government Intermediate and Investment Grade, and offered since February 1, 1994, for High Yield; and Navigator Class, offered since December 1, 1994, December 1, 1995, and May 5, 1998, respectively. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

     Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2000, $1,360 or 0.6% of the High Yield Portfolio's net assets were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

     With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Investment Income and Distributions to Shareholders

     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly for each Fund except High Yield, which will declare and pay dividends monthly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2000, accrued dividends payable were as follows: Government Intermediate, $73; Investment Grade, $48; and High Yield, $225. There were no capital gain distributions payable at December 31, 2000.

--------------------------------------------------------------------------------

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Security Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Government Intermediate      $11,022             $20,697
Investment Grade                 300               6,175
High Yield                        --                 112

Federal Income Taxes

     No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

Use of Estimates

     Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

     For the year ended December 31, 2000, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate         $561,303          $ 59,073          $661,033          $ 40,537
Investment Grade                 114,501            60,141           111,074            59,528
High Yield                         3,937           128,087             3,947           185,683

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

     At December 31, 2000, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                  Net Appreciation/
                           Cost     Appreciation   Depreciation    (Depreciation)
-----------------------------------------------------------------------------------
Government Intermediate  $285,406      $4,763        $ (1,431)        $  3,332
Investment Grade          198,991       3,903          (4,176)            (273)
High Yield                293,641       4,292         (84,971)         (80,679)

     Unused capital loss carryforwards for federal income tax purposes at December 31, 2000, were as follows: Government Intermediate, $4,791 which expires in 2002, $699 which expires in 2003, $4,880 which expires in 2007, and $4,924 which expires in 2008; Investment Grade, $5,433 which expires in 2007 and $2,051 which expires in 2008; and High Yield, $38,887 which expires in 2008.

3. Repurchase Agreements:

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

     As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

     When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:                        IMPACT ON THE FUND:
The option expires                       Realize a loss in the amount of the cost of the option.
-----------------------------------------------------------------------------------------------------
The option is closed through a closing   Realize a gain or loss depending on whether the proceeds
sale transaction                         from the closing sale transaction are greater or less than the cost of the option.
-----------------------------------------------------------------------------------------------------
The Fund exercises a call option         The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
-----------------------------------------------------------------------------------------------------
The Fund exercises a put option          Realize a gain or loss from the sale of the underlying
                                         security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WRITTEN OPTION:                          IMPACT ON THE FUND:
The option expires                       Realize a gain equal to the amount of the premium received.
-----------------------------------------------------------------------------------------------------
The option is closed through a closing   Realize a gain or loss without regard to any unrealized gain
purchase transaction                     or loss on the underlying security and or eliminate the
                                         option liability. The Fund will realize a loss in this
                                         transaction if the cost of the closing purchase exceeds the premium received when the option was written.
-----------------------------------------------------------------------------------------------------
A written call option is exercised by    Realize a gain or loss from the sale of the underlying
the option purchaser                     security. The proceeds of that sale will be increased by the premium originally received when the option was written.
-----------------------------------------------------------------------------------------------------
A written put option is exercised by     The amount of the premium originally received will reduce
the option purchaser                     the cost of the security that the Fund purchased when the
                                         option was exercised.
-----------------------------------------------------------------------------------------------------

     The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

     Activity in call and put options during the period was as follows:


                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
Government Intermediate                 Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 1999       --       $ --       16,600     $ 166
Options written                             100         85           --        --
Options closed                             (100)       (85)          --        --
Options expired                              --         --      (16,600)     (166)
Options exercised                            --         --           --        --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2000       --       $ --           --     $  --
===================================================================================

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
Investment Grade                        Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 1999       --       $ --        4,600     $  46
Options written                              --         --           --        --
Options closed                               --         --           --        --
Options expired                              --         --       (4,600)      (46)
Options exercised                            --         --           --        --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2000       --       $ --           --     $  --
===================================================================================

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

     Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

     The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     The open futures positions and related appreciation or depreciation at December 31, 2000, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

5. Financial Instruments:

Forward Currency Exchange Contracts

     As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

     Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

     At December 31, 2000, High Yield had no open forward currency exchange contracts.

--------------------------------------------------------------------------------

6. Transactions With Affiliates:

     Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets listed below.

     LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows annual rates of management fees, expense limits and their expiration dates, management fees waived, and management fees payable for each Fund:

                                                                                    Year Ended
                                                                                 December 31, 2000   At December 31, 2000
                                                                                 -----------------   --------------------
                                                                                    Management            Management
                         Management    Expense          Expense Limitation             Fees                  Fees
Fund                        Fee       Limitation         Expiration Date              Waived               Payable
-------------------------------------------------------------------------------------------------------------------------
Government Intermediate                            April 30, 2001, or until net        $552                  $ 97
  Primary                  0.55%        1.00%      assets reach $500 million
  Navigator                0.55%        0.50%
Investment Grade                                   April 30, 2001, or until net         576                    47
  Primary                  0.60%        1.00%      assets reach $250 million
  Navigator                0.60%        0.50%
High Yield                                                      --                       --                   125
  Primary                  0.65%         None
  Navigator                0.65%         None

     Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Investment Grade and 77% for High Yield. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                    At December 31, 2000
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $115
Investment Grade            0.25%        0.25%                81
High Yield                  0.25%        0.25%                96

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

     Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the year ended December 31, 2000: Government Intermediate, $47; Investment Grade, $38; and High Yield, $55.

     LMFA, the Adviser and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

7. Line of Credit:

     The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2000, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

8. Fund Share Transactions:

     At December 31, 2000, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Corporation. Share transactions were as follows:

                                                             Reinvestment
                                            Sold           of Distributions        Repurchased            Net Change
                                     -------------------   ----------------   ----------------------   -----------------
                                      Shares     Amount    Shares   Amount      Shares      Amount     Shares    Amount
------------------------------------------------------------------------------------------------------------------------
Government Intermediate
--  Primary Class
    Year Ended December 31, 2000       4,547    $ 45,528    1,478   $14,807       (9,517)  $ (95,080)  (3,492)  $(34,745)
    Year Ended December 31, 1999      10,086     103,037    1,525    15,471      (15,101)   (153,768)  (3,490)   (35,260)
--  Navigator Class
    Year Ended December 31, 2000         226       2,267       46       461         (532)     (5,344)    (260)    (2,616)
    Year Ended December 31, 1999         397       4,058       40       404         (220)     (2,263)     217      2,199

Investment Grade
--  Primary Class
    Year Ended December 31, 2000       5,016    $ 49,001    1,169   $11,403       (5,385)  $ (52,520)     800   $  7,884
    Year Ended December 31, 1999       7,566      76,474    1,062    10,617       (5,942)    (59,594)   2,686     27,497
--  Navigator Class
    Year Ended December 31, 2000          58         564        2        19           --          --       60        583
    Year Ended December 31, 1999          --          --     N.M.         1           --          --     N.M.          1

High Yield
--  Primary Class
    Year Ended December 31, 2000       3,999    $ 52,775    4,185   $52,379      (11,860)  $(148,807)  (3,676)  $(43,653)
    Year Ended December 31, 1999       9,203     142,978    1,504    23,201      (15,121)   (235,019)  (4,414)   (68,840)
--  Navigator Class
    Year Ended December 31, 2000          18         200       11       135           (8)        (76)      21        259
    Year Ended December 31, 1999          42         648        3        42           (4)        (68)      41        622
------------------------------------------------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio; and to the Directors of Legg Mason Income Trust, Inc.:

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio (three of the Funds comprising Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                      PricewaterhouseCoopers LLP

Baltimore, Maryland

February 9, 2001

Investment Manager

      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser

      Western Asset Management Company
      Pasadena, CA

Board of Directors

      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., Vice Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent

      Boston Financial Data Services
      Boston, MA

Custodian

      State Street Bank & Trust Company
      Boston, MA

Counsel

      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants

      PricewaterhouseCoopers LLP
      Baltimore, MD

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                       LEGG MASON WOOD WALKER, INCORPORATED

               ----------------------------------------------------

                                 100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                 410 - 539 - 0000

      LMF-056
      2/01

40